Short-Term Borrowings (Details) - Schedule of short term and long term borrowing - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		11.2022 - 11.2023
Credit Facility		$ 4,184,307
Type		LC loan
Outstanding Amount		$ 610,089
Interest Rate		2.56%
Guarantor (Note)	[1]	None
Collateral		Time deposit $2,000,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		Short-Term Bank loan
Outstanding Amount		$ 651,255
Interest Rate		2.56%
Guarantor (Note)	[1]	None
Collateral		Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 1,563,552
Undrawn Amount		$ 1,359,411
Guarantor (Note)	[1]	None
Collateral		Same as above
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		11.2022 - 11.2023
Credit Facility		$ 3,907,522
Type		LC loan
Outstanding Amount		$ 324,269
Interest Rate		2.31%
Guarantor (Note)	[1]	None
Collateral		Time deposit $2,000,000, Land, Buildings and Structures
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 895,592
Undrawn Amount		$ 2,687,661
Guarantor (Note)	[1]	None
Collateral		Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		01.2022 - 01.2025
Credit Facility		$ 188,733
Type		Letter of guarantee
Outstanding Amount		$ 188,538
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		None
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		09.2020 - 09.2025
Credit Facility		$ 976,880
Type		Long-Term Bank loan
Outstanding Amount		$ 671,605
Interest Rate		2.72%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		80% guranteed by Taiwan SMEG
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		03.2016 - 03.2031
Credit Facility		$ 3,093,455
Type		Long-Term Bank loan
Outstanding Amount		$ 3,053,795
Interest Rate		2.67%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		03.2016 - 03.2031
Credit Facility		$ 1,628,134
Type		Long-Term Bank loan
Outstanding Amount		$ 1,607,261
Interest Rate		2.67%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		03.2016 - 03.2026
Credit Facility		$ 325,627
Type		Long-Term Bank loan
Outstanding Amount		$ 318,843
Interest Rate		2.67%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		None
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		10.2021 - 10.2026
Credit Facility		$ 651,254
Type		Long-Term Bank loan
Outstanding Amount		$ 69,793
Interest Rate		2.72%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		100% guaranteed by Taiwan SMEG
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		06.2022 - 04.2023
Credit Facility		$ 5,210,029
Type		Short-Term Bank loan
Outstanding Amount		$ 3,507,001
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Time deposit $2,800,000, Promissory note $5,743,001
Short-Term Bank loan [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate		1.84%
Short-Term Bank loan [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate		3.11%
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		LC loan
Outstanding Amount		$ 334,220
Undrawn Amount		$ 1,368,808
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Same as above
LC loan [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate		2.54%
LC loan [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate		2.60%
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		01.2022 - 01.2023
Credit Facility		$ 6,186,910
Type		Short-Term Bank loan
Outstanding Amount		$ 5,014,652
Interest Rate		2.50%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Time deposit $500,000, Land, Buildings and Structures
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 84,466
Undrawn Amount		$ 1,087,792
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		05.2019 - 03.2026
Credit Facility		$ 5,861,283
Type		Long-Term Bank loan
Outstanding Amount		$ 2,728,370
Interest Rate		2.26%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Time deposit $500,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		11.2022 - 06.2023
Credit Facility		$ 2,279,388
Type		Short-Term Bank loan
Outstanding Amount		$ 2,051,449
Interest Rate		2.50%
Guarantor (Note)	[1]	None
Collateral		Time deposit $1,000,000
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 209,178
Undrawn Amount		$ 18,761
Guarantor (Note)	[1]	None
Collateral		Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		06.2020 - 06.2023
Credit Facility		$ 162,813
Type		Long-Term Bank loan
Outstanding Amount		$ 27,134
Interest Rate		2.03%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		85% guranteed by Taiwan SMEG
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		07.2021 - 08.2026
Credit Facility		$ 2,442,201
Type		Long-Term Bank loan
Outstanding Amount		$ 1,883,883
Interest Rate		1.46%
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		70% guranteed by Taiwan SMEG
Credit Loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period		01.2022 - 01.2023
Credit Facility		$ 976,880
Type		Credit Loan
Undrawn Amount		$ 973,347
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		65% guranteed by Taiwan SMEG
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type		Letter of guarantee
Outstanding Amount		$ 3,533
Guarantor (Note)	[1]	Koh Sih-Ping
Collateral		Same as above
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			11.2021 - 11.2022
Credit Facility			$ 4,642,341
Type			LC loan
Outstanding Amount			$ 2,288,900
Interest Rate			1.68%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Time deposit $2,000,000, Land, Buildings and Structures
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			Short-Term Bank loan
Outstanding Amount			$ 541,907
Interest Rate			1.68%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 1,596,377
Undrawn Amount			$ 215,157
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			11.2021 - 11.2022
Credit Facility			$ 4,335,260
Type			LC loan
Outstanding Amount			$ 3,282,872
Interest Rate			1.68%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Time deposit $2,000,000, Land, Buildings and Structures
Letter of credit [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			Letter of credit
Outstanding Amount			$ 234,993
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 957,736
Undrawn Amount			$ 94,652
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			09.2020 - 09.2025
Credit Facility			$ 1,083,815
Type			Long-Term Bank loan
Outstanding Amount			$ 1,016,077
Undrawn Amount			$ 67,738
Interest Rate			2.10%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			80% guranteed by Taiwan SMEG
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			03.2016 - 03.2031
Credit Facility			$ 3,432,081
Type			Long-Term Bank loan
Outstanding Amount			$ 3,388,080
Undrawn Amount			$ 44,001
Interest Rate			2.05%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			03.2016 - 03.2031
Credit Facility			$ 1,806,358
Type			Long-Term Bank loan
Outstanding Amount			$ 1,783,200
Undrawn Amount			$ 23,158
Interest Rate			2.05%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Land, Buildings and Structures
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			03.2016 - 03.2026
Credit Facility			$ 361,272
Type			Long-Term Bank loan
Outstanding Amount			$ 353,745
Undrawn Amount			$ 7,527
Interest Rate			2.05%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			None
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			10.2021 - 10.2026
Credit Facility			$ 722,543
Type			Long-Term Bank loan
Outstanding Amount			$ 722,543
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Guranteed by Taiwan SMEG
Long-Term Bank loan [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate			1.00%
Long-Term Bank loan [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate			1.50%
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			05.2021 - 04.2022
Credit Facility			$ 5,780,347
Type			Short-Term Bank loan
Outstanding Amount			$ 2,655,347
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Time deposit $3,900,000, Promissory note $1,600,000
Short-Term Bank loan [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate			1.40%
Short-Term Bank loan [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate			1.86%
LC loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			LC loan
Outstanding Amount			$ 1,178,669
Undrawn Amount			$ 1,946,331
Interest Rate			1.86%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			05.2021 - 05.2022
Credit Facility			$ 6,864,162
Type			Short-Term Bank loan
Outstanding Amount			$ 5,310,693
Interest Rate			1.80%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Time deposit $500,000, Land, Buildings and Structures
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 371,471
Undrawn Amount			$ 1,181,998
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			05.2019 - 03.2026
Credit Facility			$ 6,502,890
Type			Long-Term Bank loan
Outstanding Amount			$ 3,958,427
Undrawn Amount			$ 2,544,463
Interest Rate			1.63%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Short-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			11.2021 - 05.2022
Credit Facility			$ 2,709,538
Type			Short-Term Bank loan
Outstanding Amount			$ 2,474,711
Interest Rate			1.80%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Time deposit $800,000
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Type			Letter of guarantee
Outstanding Amount			$ 219,220
Undrawn Amount			$ 15,607
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			Same as above
Long-Term Bank loan [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			06.2020 - 06.2023
Credit Facility			$ 180,636
Type			Long-Term Bank loan
Outstanding Amount			$ 90,317
Undrawn Amount			$ 90,319
Interest Rate			1.50%
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			85% guranteed by Taiwan SMEG
Long-Term Bank loan Fifteen [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			07.2021 - 08.2026
Credit Facility			$ 1,625,723
Type			Long-Term Bank loan
Outstanding Amount			$ 1,516,875
Undrawn Amount			$ 108,848
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			70% guranteed by Taiwan SMEG
Long-Term Bank loan Fifteen [Member] | Bottom of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate			0.90%
Long-Term Bank loan Fifteen [Member] | Top of range [member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Interest Rate			1.60%
Letter of Guarantee [Member]
Short-Term Borrowings (Details) - Schedule of short term and long term borrowing [Line Items]
Facility Period			01.2021 - 01.2022
Credit Facility			$ 1,083,815
Type			Letter of guarantee
Outstanding Amount			$ 3,920
Undrawn Amount			$ 1,079,895
Guarantor (Note)	[1]		Koh Sih-Ping
Collateral			65% guranteed by Taiwan SMEG

[1]	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022.